HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments—as of July 31, 2021 (Unaudited)

Common Stocks — 99.2%
	Shares	Value ($)
Aerospace & Defense — 2.6%
Hexcel Corp.(a)	22,400	1,219,008
Teledyne Technologies, Inc.(a)	3,090	1,399,059
		2,618,067
Banks — 1.2%
Signature Bank	5,100	1,157,547
Biotechnology — 11.0%
Acceleron Pharma, Inc.(a)	13,870	1,734,582
Ascendis Pharma AS, ADR(a)	12,507	1,478,202
Blueprint Medicines Corp.(a)	20,253	1,779,631
Ironwood Pharmaceuticals,
Inc.(a)	102,950	1,366,147
Mersana Therapeutics, Inc.(a)	7,600	83,600
Neurocrine Biosciences, Inc.(a)	18,270	1,702,947
Novavax, Inc.(a)	3,810	683,247
Rocket Pharmaceuticals, Inc.(a)	22,200	795,204
TG Therapeutics, Inc.(a)	37,620	1,316,324
		10,939,884
Building Products — 4.7%
Advanced Drainage Systems,
Inc.	20,241	2,471,224
The AZEK Co., Inc.(a)	19,240	699,759
Trex Co., Inc.(a)	15,670	1,521,557
		4,692,540
Capital Markets — 2.6%
Ares Management Corp.,
Class A	13,860	992,514
LPL Financial Holdings, Inc.	11,220	1,582,469
		2,574,983
Chemicals — 3.3%
Axalta Coating Systems Ltd.(a)	33,110	996,611
Celanese Corp., Series A.	5,110	795,985
FMC Corp.	14,010	1,498,369
		3,290,965
Commercial Services & Supplies — 0.5%
IAA, Inc.(a)	8,340	504,403
Communications Equipment — 3.7%
F5 Networks, Inc.(a)	9,670	1,996,952
Lumentum Holdings, Inc.(a).	20,290	1,704,157
		3,701,109
Diversified Telecommunication Services — 1.5%
Cogent Communications
Holdings, Inc.	19,380	1,504,082
Electrical Equipment — 2.9%
Atkore, Inc.(a)	22,718	1,706,349
Sensata Technologies Holding
PLC(a)	20,240	1,186,469
		2,892,818
Entertainment — 1.7%
Zynga, Inc., Class A(a)	166,180	1,678,418
Equity Real Estate Investment Trusts — 2.4%
Douglas Emmett, Inc.	70,280	2,347,352
Health Care Equipment & Supplies — 1.5%
Insulet Corp.(a)	5,273	1,474,805
Health Care Providers & Services — 3.5%
Oak Street Health, Inc.(a)	24,610	1,551,414
Quest Diagnostics, Inc.	13,570	1,924,226
		3,475,640
Hotels, Restaurants & Leisure — 2.6%
Darden Restaurants, Inc.	8,380	1,222,475
Vail Resorts, Inc.(a)	4,590	1,400,868
		2,623,343
Household Durables — 1.2%
TopBuild Corp.(a)	5,700	1,155,333
Insurance — 2.0%
American Financial Group,
Inc.	15,480	1,958,065
Internet & Direct Marketing Retail — 1.2%
Revolve Group, Inc.(a)	17,323	1,205,854
IT Services — 6.0%
Black Knight, Inc.(a)	15,730	1,302,601
Gartner, Inc.(a)	7,550	1,998,712
Paya Holdings, Inc.(a)	97,720	1,122,803
WEX, Inc.(a)	7,955	1,509,302
		5,933,418
Leisure Products — 1.4%
BRP, Inc.	16,620	1,391,925
Life Sciences Tools & Services — 5.9%
BIO-RAD Laboratories, Inc.,
Class A(a)	3,410	2,521,729
ICON PLC(a)	10,280	2,500,816
Pacific Biosciences of
California, Inc.(a)	25,490	819,503
		5,842,048
Machinery — 3.9%
IDEX Corp.	7,160	1,623,101
Lincoln Electric Holdings, Inc.	10,240	1,427,763
Meritor, Inc.(a)	33,400	812,622
		3,863,486
Oil, Gas & Consumable Fuels — 1.1%
Diamondback Energy, Inc.	14,400	1,110,672
Pharmaceuticals — 2.9%
Catalent, Inc.(a)	23,910	2,864,657
Professional Services — 2.1%
TransUnion	17,580	2,110,655
Road & Rail — 3.0%
Lyft, Inc., Class A(a)	29,370	1,624,748
Saia, Inc.(a)	5,940	1,342,440
		2,967,188
Semiconductors & Semiconductor Equipment — 5.1%
Cirrus Logic, Inc.(a)	18,310	1,512,223
MKS Instruments, Inc.	10,650	1,666,086
Silicon Motion Technology
Corp., ADR	25,350	1,900,996
		5,079,305
Software — 11.6%
Avalara, Inc.(a)	10,430	1,743,583
HubSpot, Inc.(a)	3,988	2,376,928
Nice, Ltd., ADR(a)	6,560	1,827,944
Paylocity Holding Corp.(a)	8,850	1,836,021
Pegasystems, Inc.	12,910	1,647,832
Q2 Holdings, Inc.(a)	12,360	1,276,912
Zendesk, Inc.(a)	6,090	794,928
		11,504,148
Specialty Retail — 4.1%
Five Below, Inc.(a)	9,550	1,856,711
National Vision Holdings, Inc.(a)	41,600	2,245,568
		4,102,279

HSBC FAMILY OF FUNDS       1

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments—as of July 31, 2021 (Unaudited) (continued)

Common Stocks, continued
	Shares	Value ($)
Textiles, Apparel & Luxury Goods — 2.0%
Tapestry, Inc.(a)	47,070	1,991,061
TOTAL COMMON STOCKS
(COST $79,273,883)		98,556,050
Investment Company — 0.8%
Northern Institutional
Government Select
Portfolio, Institutional
Shares, 0.03%(b)	786,995	786,995
TOTAL INVESTMENT
COMPANY
(Cost $786,995)		786,995
TOTAL INVESTMENTS IN
SECURITIES
(Cost $80,060,878) —
100.0%		99,343,045
Other Assets (Liabilities) -
0.0%		13,233
NET ASSETS - 100%		$99,356,278
____________________

(a)	Represents non-income producing security.
(b)	The rate represents the annualized 7-day yield that was in effect on July 31, 2021.

ADR - American Depositary Receipt

2       HSBC FAMILY OF FUNDS

HSBC OPPORTUNITY FUND

Schedule of Portfolio Investments—as of July 31, 2021 (Unaudited)

Affiliated Portfolio — 100.1%
Value ($)
HSBC Opportunity Portfolio	12,111,705
TOTAL INVESTMENTS IN
SECURITIES - 100.1%
(COST $10,483,115)	12,111,705
Other Assets (Liabilities) -
(0.1)%	(16,715)
NET ASSETS - 100%	$12,094,990
____________________

HSBC FAMILY OF FUNDS       1

HSBC OPPORTUNITY FUND (CLASS I)

Schedule of Portfolio Investments—as of July 31, 2021 (Unaudited)

Affiliated Portfolio — 100.0%
Value ($)
HSBC Opportunity Portfolio	87,244,574
TOTAL INVESTMENTS IN
SECURITIES - 100.0%
(COST $70,019,697)	87,244,574
Other Assets (Liabilities) - 0.0%	(4,321)
NET ASSETS - 100%	$87,240,253
____________________

HSBC FAMILY OF FUNDS       1